Investment Strategy - Manzil Russell Halal USA Broad Market ETF	Nov. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance of the Index. The Index is composed of the common stock of large capitalization U.S. companies. The Index is constructed by evaluating the components of the Russell 1000® Index (which includes approximately 1000 of the largest U.S. securities by market capitalization), using the Russell IdealRatings system, to identify companies that comply with Shariah principles. These ratings were developed based on the AAOFI (Accounting and Auditing Organization for Islamic Financial Institutions).
In addition to the Index’s standard Shariah screening process, the Index incorporates an additional screen that is designed to ensure compliance with the principles of the American Friends Service Committee (AFSC). The AFSC is a Quaker-founded organization working for peace and social justice in the United States and around the world. The AFSC screening process focuses on identifying companies with demonstrated links to apartheid, ethnic cleansing, genocide, or other grave human rights violations. Companies that are identified as violating the AFSC screening principles will be excluded from the Index.
The Fund’s Index - Russell Ideal Ratings Manzil Halal USA Broad Market Custom Index
The Index is constructed using an objective, rules-based methodology that begins with an initial universe of companies included within the Russell 1000® Index. The universe is then screened using the Russell IdealRatings system which screens companies based on the following criteria:
Sector Screens
The Shariah screening process first begins by identifying any U.S. large capitalization companies that are involved in the following prohibited activities:
•Adult Entertainment
•Alcohol
•Cinema and Broadcasting
•Conventional Insurance
•Conventional Financial Services
•Defense
•Gambling
•Hotels
•Music
•Operating and Non-Operating Interest Income
•Pork
•Tobacco
If a company is identified as being involved in any of the prohibited activities, it will be removed from the investment universe unless such activity accounts for less than 5% of the company’s total revenue (defined as the sum of the total revenue or sales and operating and non-operating interest). Companies with less than 5% total revenue from a prohibited activity will remain in the Fund’s investment universe.
Financial Screens
Next, the remaining companies from the Fund’s investment universe are further screened by using publicly available accounting data to determine if a company satisfies the following financial ratios:
•Interest-bearing debt divided by preceding 12-month average market capitalization should not exceed 30%.
•Sum of cash, deposits and interest-bearing investments divided by preceding 12-month average market capitalization should not exceed 30%.
•Sum of cash, deposits, and receivables divided by total assets should not exceed 67%.
Following the Shariah screening process, companies eligible for inclusion in the Index are then screened based on the following AFSC principles:
•Salience of human rights violations: reflects the severity, scale, and scope of the human rights violation, assessing how harmful the company’s involvement is to affected people. Measured on a 1-5 scale based on severity, scale, and scope of harm.
•Culpability: measures the degree of the company’s contribution or complicity, from indirect involvement to knowingly enabling or enforcing violations. Measured on a 1-5 scale based on the degree of the company’s involvement.
•Resistance: evaluates the company’s responsiveness to stakeholder engagement and willingness to change its behavior or policies. Measured on a 1-5 scale based on the company’s responsiveness to concerns.
Each business activity is evaluated separately on these principles, and the highest score from those activities is used as the company’s overall score, ranging from 3-15. Companies that are flagged for being involved in activities related to these principles, with overall scores over 10, are excluded from the investment universe, based on the list provided by AFSC. Following this screen, the remaining companies are considered eligible securities for the Index.
The Index is expected to have significant exposure to the Information Technology sector. The components of the Index will change over time. The Index’s constituent securities also are reviewed on both an ongoing basis and annual basis by the Sub-Adviser to determine if any of the constituents should be considered for potential income remediation, or “Purification.” Purification is the process by which an investor donates certain income earned from his or her investment in the Fund because certain of the Fund’s investments unintentionally earned small amounts of income deemed to be prohibited by Shariah principles, such as interest income. As discussed under “Dividend Purification,” the Fund publishes on its website the per share amount to be purified.
The Index is reconstituted quarterly. Changes to the Index are reviewed on a quarterly basis in March, June, September, and December. If it is discovered that a non-compliant security has been included in the Index or the Fund in error, the security is removed from the Index and the Fund during the quarterly Index reconstitution review.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will not invest in preferred stocks. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the component securities of the Index.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, Manzil Investment Advisors, LLC, the sub-adviser to the Fund (the “Sub-Adviser”) may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Sub-Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations such as tax diversification requirements that apply to the Fund but not to the Index).
The Fund may invest up to 20% of its total assets in securities or other investments not included in the Index, but which comply with Shariah and AFSC principles and are expected to help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions). The Fund may also invest up to 20% of its total assets in cash and other investments, such as cash equivalents and shares of other investment companies, each of which will be compatible with Shariah and AFSC principles. Uninvested monies will be held in non-interest bearing accounts. If any interest is earned, it will be donated to a public charity on an annual basis.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the component securities of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.